Shareholder Report	6 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) Holding	Sep. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Collaborative Investment Series Trust
Entity Central Index Key	0001719812
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000229546
Shareholder Report [Line Items]
Fund Name	Adaptive Core ETF
Trading Symbol	RULE
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	1-866-464-6608
Additional Information Website	https://www.mohrfunds.com/rule-adaptive-core-etf
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.54%
AssetsNet	$ 13,408,710
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 83,651
InvestmentCompanyPortfolioTurnover	180.00%
C000244425
Shareholder Report [Line Items]
Fund Name	Goose Hollow Multi-Strategy Income ETF
Trading Symbol	GHMS
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	1-866-898-6447
Additional Information Website	https://ghms.gham.co
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 17,499,171
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 5,991
InvestmentCompanyPortfolioTurnover	40.00%
C000230847
Shareholder Report [Line Items]
Fund Name	Goose Hollow Tactical Allocation ETF
Trading Symbol	GHTA
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	1-866-898-6447
Additional Information Website	https://www.gham.co
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.37%
Material Change Date		Sep. 30, 2024
AssetsNet	$ 39,997,658
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 156,199
InvestmentCompanyPortfolioTurnover	181.00%
Updated Prospectus Phone Number	1-866-898-6447
C000229547
Shareholder Report [Line Items]
Fund Name	Mindful Conservative ETF
Trading Symbol	MFUL
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	1-866-464-6608
Additional Information Website	https://www.mohrfunds.com/mful-mindful-conservative-etf
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%
AssetsNet	$ 34,029,968
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 149,953
InvestmentCompanyPortfolioTurnover	168.00%
C000246678
Shareholder Report [Line Items]
Fund Name	Mohr Company Nav ETF
Trading Symbol	CNAV
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	1-866-464-6608
Additional Information Website	https://www.mohrfunds.com/cnav-mohr-company-nav-etf
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.23%
AssetsNet	$ 32,024,813
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 155,092
InvestmentCompanyPortfolioTurnover	213.00%
C000240370
Shareholder Report [Line Items]
Fund Name	Mohr Sector Nav ETF
Trading Symbol	SNAV
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	1-866-464-6608
Additional Information Website	https://www.mohrfunds.com/snav-mohr-sector-nav-etf
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.37%
AssetsNet	$ 24,572,590
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 105,198
InvestmentCompanyPortfolioTurnover	165.00%
C000222559
Shareholder Report [Line Items]
Fund Name	Rareview Dynamic Fixed Income ETF
Trading Symbol	RDFI
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	1-888-783-8637
Additional Information Website	https://rareviewcapital.com/dynamic-fixed-income-etf/
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.50%
AssetsNet	$ 55,109,179
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 271,293
InvestmentCompanyPortfolioTurnover	78.00%
C000233898
Shareholder Report [Line Items]
Fund Name	Rareview Systematic Equity ETF
Trading Symbol	RSEE
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	1-888-783-8637
Additional Information Website	https://rareviewcapital.com/systematic-equity-etf/
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%
Material Change Date		Sep. 30, 2024
AssetsNet	$ 56,654,417
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 260,682
InvestmentCompanyPortfolioTurnover	52.00%
Updated Prospectus Phone Number	1-888-783-8637
C000222560
Shareholder Report [Line Items]
Fund Name	Rareview Tax Advantaged Income ETF
Trading Symbol	RTAI
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	1-888-783-8637
Additional Information Website	https://rareviewcapital.com/tax-advantaged-income-etf/
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%
AssetsNet	$ 18,973,874
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 19,938
InvestmentCompanyPortfolioTurnover	8.00%
C000250203
Shareholder Report [Line Items]
Fund Name	Rareview Total Return Bond ETF
Trading Symbol	RTRE
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	1-888-783-8637
Additional Information Website	https://rareviewcapital.com/total-return-bond-etf/
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 37,040,477
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 8,856
InvestmentCompanyPortfolioTurnover	63.00%
C000223446
Shareholder Report [Line Items]
Fund Name	The SPAC and New Issue ETF
Trading Symbol	SPCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	1-866-904-0406
Additional Information Website	http://www.spcxetf.com
Expenses Paid, Amount	$ 142
Expense Ratio, Percent	2.82%
AssetsNet	$ 8,980,288
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 40,823
InvestmentCompanyPortfolioTurnover	82.00%